Principal activities, organization and basis of presentation	12 Months Ended
Dec. 31, 2011
Principal activities, organization and basis of presentation [Text Block]

1. Principal activities, organization and basis of presentation

Principal activities

3SBio Inc. (the “Company”) and subsidiaries (collectively the “Group”) are principally engaged in the research, development, manufacture and distribution of pharmaceutical products in the People’s Republic of China (the “PRC”). The Group currently manufactures and/or distributes five types of biopharmaceutical products, which include the following:

  EPIAO, an injectable recombinant human erythropoietin that is used to stimulate the production of red blood cells in patients with anemia and to reduce the need for blood transfusions;
  TPIAO, a recombinant human thrombopoietin indicated for the treatment of chemotherapy- induced thrombocytopenia;
  Two legacy products, including Intefen, a recombinant interferon alpha-2a product indicated for the treatment of carcinoma of the lymphatic or hematopoietic system and viral infectious diseases; and Inleusin, a recombinant human IL-2 product indicated for the treatment of renal cell carcinoma, metastatic melanoma, thoratic fluid build-up caused by cancer and tuberculosis; and
  Iron Sucrose Supplement (“Iron”), an intravenously administered prescription drug that is designed to treat anemia associated with iron deficiency, is indicated for patients with end-stage renal disease requiring iron replacement therapy.

Organization

The Company was incorporated in the Cayman Islands in August 2006 under the Cayman Islands Companies Law as an exempted company with limited liability.

On February 7, 2007, the Company’s shares were listed on the Nasdaq Global Market following the completion of its initial public offering (“IPO”). The Company does not conduct any substantive operations of its own but conducts its primary business operations through its subsidiaries and variable interest entities (“VIEs”).

The Company was incorporated as part of the reorganization of Shenyang Sunshine Pharmaceutical Company Limited (“Shenyang Sunshine”) and its consolidated entities (the “Reorganization”) in preparation of the Company’s IPO. In connection with the Reorganization, and pursuant to a shareholders’ agreement amongst the existing beneficial shareholders of Shenyang Sunshine, an ultimate beneficial shareholder of Shenyang Sunshine established Collected Mind Limited (“Collected Mind”) in July 2006 in the British Virgin Islands and held the interest in Collected Mind on behalf of all the ultimate beneficial shareholders of Shenyang Sunshine or their nominees, in proportion to their respective effective share ownership in Shenyang Sunshine. Collected Mind acquired all of the equity interest in Shenyang Sunshine in August 2006. Shortly after this acquisition, the Company was established as the ultimate holding company. In September 2006, in consideration of the Company’s issuance of shares to the ultimate beneficial shareholders of Collected Mind or their nominees in proportion to each of their beneficial interest in Collected Mind, the entire equity interest in Collected Mind was acquired by the Company. Upon completion of the Reorganization, Collected Mind and the Company became Shenyang Sunshine’s immediate and ultimate holding companies, respectively. The proportionate ownership of the Company immediately after the Reorganization is substantially the same.

Shenyang Sunshine was established in the PRC in January 1993 as a Sino-foreign joint stock limited company. In connection with the Reorganization, Shenyang Sunshine became a wholly foreign-owned enterprise in the PRC.

Prior to the Reorganization, Shenyang Sunshine consolidated both Liaoning Bio-Pharmaceutical Company Limited (“Liaoning Sunshine”) and Beijing Sunshine Bio-Product Sales Company Limited (“Beijing Sunshine”) as it held a 90% controlling interest in Liaoning Sunshine and it was the primary beneficiary of Beijing Sunshine, which was deemed to be a VIE in accordance with Accounting Standards Codification (“ASC”) subtopic 810-10, Consolidation: Overall (“ASC 810-10”).

In connection with the Reorganization and for purposes of compliance with certain PRC rules and regulations related to the distribution of pharmaceutical products, Shenyang Sunshine transferred its 45% equity interest in Beijing Sunshine to an executive officer in October 2006 and its 90% equity interest in Liaoning Sunshine to a director in November 2006. In December 2006 and January 2007, Shenyang Sunshine entered into certain contractual arrangements with Beijing Sunshine and Liaoning Sunshine, the two VIEs, respectively, including business operation agreements, equity interest acquisition agreement, voting agreement, equity interest pledge agreement and supplementary arrangements attached to these agreements, such that:

  Shenyang Sunshine is entitled to a majority of the revenues of the VIEs which are derived in the form of technology support, market development and consulting services fees;
  Shenyang Sunshine is granted an exclusive right to acquire, to the extent permissible under PRC law, the equity interests in the VIEs;
  the equity holders of the VIEs are required to consult with and follow any lawful instruction of Shenyang Sunshine whenever they exercise their rights as equity holders; and
  the equity interests in the VIEs are pledged to Shenyang Sunshine to guarantee the obligations of the equity holders under the above contractual arrangements.

As a result of these contractual arrangements, Shenyang Sunshine consolidates the VIEs (as required by ASC 810-10) because it is the primary beneficiary of the VIEs. Through the aforementioned agreements, Shenyang Sunshine is obligated to absorb substantially all of the profits and all of the expected losses from the VIEs’ activities.

However, uncertainties in the PRC legal system could cause the Group’s current ownership structure to be found in violation of future PRC laws or regulations and could limit the Company’s ability, through Shenyang Sunshine, the primary beneficiary, to enforce its rights under these contractual arrangements. Furthermore, shareholders of the VIEs may have interests that are different than those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the above aforementioned agreements. In such case, the Company may not be able to operate or control the VIEs, or do so to the extent as our business requires, which may result in deconsolidation of the VIEs.

Beijing Sunshine was dissolved during 2008. Liaoning Sunshine is a domestic limited liability company incorporated in the PRC primarily for the purpose of distributing products manufactured by Shenyang Sunshine. Liaoning Sunshine has also been involved in distributing one third-party franchised pharmaceutical product since 2008. In 2009, through supplementary agreements, Shenyang Sunshine is deemed to have acquired the 10% non-controlling interest in Liaoning Sunshine. The aggregate carrying amounts of the total assets and total liabilities of Liaoning Sunshine as of December 31, 2011 were RMB28,823,000 (US$4,579,000) and RMB32,416,000 (US$5,150,000), respectively, including current assets of RMB11,974,000 (US$1,902,000), non-current assets of RMB16,849,000 (US$2,677,000), current liabilities of RMB2,416,000 (US$383,000) and non-current liabilities of RMB30,000,000 (US$4,767,000). There is no pledge or collateralization of its assets. Creditors of Liaoning Sunshine have no recourse to the general credit of Shenyang Sunshine, which is the primary beneficiary of Liaoning Sunshine. Liaoning Sunshine’s net income for the year ended December 31, 2011 was RMB715,000 (US$114,000). For the years ended December 31, 2009, 2010 and 2011, the Group’s transactions with Liaoning Sunshine were all pursuant to the terms of our agreements with Liaoning Sunshine, as described above.

Shenyang Sunshine Baiao Pharmaceutical Co. Ltd. (“Shenyang Baiao”) was a wholly-owned subsidiary of Collected Mind, which was established in July 2007 and dissolved in April 2009. Throughout its existence, Shenyang Baiao was not involved in any significant business activities and there was no significant gain or loss upon its dissolution.

China Sansheng Medical Limited (“HK Sunshine”) was established in Hong Kong in November 2009 as a wholly-owned subsidiary of Collected Mind and will engage in merger and acquisition efforts, as well as import and export transactions. As of December 31, 2011, HK Sunshine has not been involved in any business activities.

Liaoning Sunshine Technology & Development Co., Ltd. (“Benxi Sunshine”) was established as a wholly-owned subsidiary of Liaoning Sunshine in December 2009 and had engaged in medical technology development, transfer of technology and technical consulting activities.

Pursuant to the strategic alliance entered between the Group and Ascentage Pharma Group Corporation, Ltd. (“APGC”) in February 2010, the Group acquired a 40% equity interest in both APGC and Ascentage Shanghai Pharmaceutical Co., Ltd. (“Ascentage SH”, a PRC domestic company under common control with APGC), in December 2010 and June 2010, respectively. APGC and Ascentage SH are involved in pharmaceutical products IP rights holding and maintenance, as well as research and development (“R&D”) activities execution. Refer to Note 7 and Note 16(b) for details of this arrangement.

On November 4, 2010, the Group entered into an assets acquisition agreement with EnzymeRX LLC (“EnzymeRX”) to purchase certain R&D related assets. Related to the assets acquisition arrangement, the Group formed 3SBio, LLC, a limited liability company in Delaware, USA, on November 30, 2010. Two LLC series under 3SBio, LLC, 3SBio IP Assets Series (“IP Series”) and 3SBio US Assets Series (“Assets Series”), were established to hold the assets acquired from EnzymeRX. Each assets series is a segregated assets series with liabilities insulation between the distinct series, as provided under the Delaware Limited Liability Company Act. The members of IP Series and Assets Series are Shenyang Sunshine and the Company, respectively. As of December 31, 2011, neither of these two LLC series has been involved in any business activities.

In December 2010, Jiangsu Sunshine Pharmaceutical Technology Company Limited (“Jiangsu Sunshine”) was established as wholly-owned subsidiaries of the Company in the PRC, with paid-in capital of RMB30,000,000 (US$4,500,000). Jiangsu Sunshine will be engaged in seeking medical technology development and other R&D opportunities in southern part of the PRC. As of December 31, 2011, Jiangsu Sunshine has not been involved in any business activities.

In December 2010, Taizhou Huan Sheng Investment Management Company Limited (“Tai Zhou Huan Sheng”) was established as a wholly-owned subsidiary of the Company in the PRC, with paid-in capital of RMB1,000,000 (US$152,000). Tai Zhou Huan Sheng was established to cooperate with other investors to invest in local R&D projects.

In May 2011, Taizhou Huan Sheng Healthcare Industry Investment Center, LLP (“3SBio Ventures”) was established in the PRC with a total investment amount of RMB250,000,000 (US$39,700,000). Shenyang Sunshine and Taizhou China Medicine City Company (“CMC”) owned 80% and 20% limited partner interest in 3SBio Ventures, respectively. By the end of 2011, the investment of RMB56,300,000 (US$8,900,000) has been injected by the two parties. The investment partnership is managed by Tai Zhou Huan Sheng, the general partner of 3SBio Ventures. 3SBio Ventures will be engaged in seeking investments in the life science sector that support the Group’s strategic development. 3SBio Ventures will have an investment horizon of eight years with an option to extend.

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).